Earnings (Loss) Per Share - Schedule of Outstanding Shares for Basic and Diluted Net Earnings Per Share (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Numerator:
Net loss attributable to Akso Health Group’s shareholders (in Dollars)	$ (1,275,701)	$ (586,632)
Denominator:
Weighted average number of ordinary shares outstanding-basic	1,767,296,875	699,050,796
Weighted average number of dilutive potential ordinary shares from share options
Weighted average number of ordinary shares outstanding-diluted	1,767,296,875	699,050,796
Basic loss per ordinary share (in Dollars per share)	$ (0.001)	$ (0.001)
Diluted loss earnings per ordinary share (in Dollars per share)	$ (0.001)	$ (0.001)